Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 HKD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Cash deposit	$ 64,000	$ 500,000
Salary contribution	$ 14,512		$ 9,943	$ 9,057
Income tax	50.00%	50.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency transaction (in Dollars)		$ 7.8
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency transaction (in Dollars)		$ 1